Property, plant and equipment - Details of Estimated Recoverable Amount on Impairment Test (Detail) - Cardium [member] $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
1% change in discount rate
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	$ 93.0
5% change in cash flows
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	119.9
Recoverable amount
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	$ 1,652.6